Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Nov. 30, 2013
Registrant Name	DREYFUS MANAGER FUNDS II
Central Index Key	0001224568
Amendment Flag	false
Document Creation Date	Nov. 03, 2014
Document Effective Date	Nov. 03, 2014
Prospectus Date	Nov. 03, 2014
Dreyfus Balanced Opportunity Fund | Class J
Risk/Return:
Trading Symbol	THPBX